Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 37,628	$ 5,293,082	$ (1,089,209)	$ 9,785		$ 4,251,286
Shares, Outstanding, Beginning Balance at Dec. 31, 2019	376,275,500
Net income (loss)			354,766			354,766
Issuance of common stock in connection with acquisition of Agape Superior Living Sdn Bhd	$ 17	1,147,534				1,147,551
Stock Issued During Period, Shares, New Issues	176,547
Foreign currency translation adjustment				171,231		171,231
Ending balance, value at Dec. 31, 2020	$ 37,645	6,440,616	(734,443)	181,016		5,924,834
Shares, Outstanding, Ending Balance at Dec. 31, 2020	376,452,047
Net income (loss)			(2,524,244)		(436)	(2,524,680)
Foreign currency translation adjustment				(87,618)	3	(87,615)
Forfeiture of common stock	$ (8,599)	8,599
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	(85,992,000)
Contributions from non-controlling interest shareholders					97	97
Ending balance, value at Dec. 31, 2021	$ 29,046	$ 6,449,215	$ (3,258,687)	$ 93,398	$ (336)	$ 3,312,636
Shares, Outstanding, Ending Balance at Dec. 31, 2021	290,460,047